Derivatives (Tables)	9 Months Ended
Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
As of September 30, 2014 and December 31, 2013, derivative activity consists of the following:

		Fair Value As of
(In thousands)	Balance Sheet Classification	September 30, 2014	December 31, 2013
Derivatives designated as hedges:
Interest rate swaps	Accounts payable and other current liabilities	$(351)	$—
Interest rate swaps	Accumulated other comprehensive loss	$351	$—
Derivatives not designated as hedges:
Interest rate swaps	Accounts payable and other current liabilities	$(937)	$—
Foreign currency hedges	Accounts payable and other current liabilities	$(143)	$—

Gain (loss) of Derivative Instruments

(In thousands)		Nine Months Ended September 30,
Derivatives not designated as hedges:	Statement of Operations Classification	2014	2013
Interest rate swaps	Interest expense, net	$937	$—
Foreign currency hedges	Loss on foreign currency exchange	$143	$—